Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance (PVP)[3]

The following table is required by the SEC and shows, for the years presented: (i) the total compensation for our Chief Executive Officer (who is our Principal Executive Officer (“PEO”)) and average total compensation for our other named executive officers, with total compensation in each case as reported in Column J of the Summary Compensation Table located under “— Compensation Tables – Summary Compensation Table” (the “SCT Total”); and (ii) a calculated Compensation Actually Paid (“CAP”) value. The table also shows TSR for the Company and the S&P 500 Insurance Index, net income and a Company-selected financial performance measure of adjusted net operating income. See “Reconciliation of GAAP and Non-GAAP Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of net income to adjusted net operating income.

	Summary		Average Summary Compensation Table (SCT)	Average Compensation Actually Paid (CAP) to Non-	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table (SCT) Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)(3)	Total for Non- PEO Named Executive Officers ($) (4)	PEO Named Executive Officers ($) (2)(4)(5)	Cumulative Company TSR ($) (6)	Cumulative Peer Group TSR ($) (6)(7)	Net Income ($) (8) (9)	Adjusted Net Operating Income (8) (9)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
							(in millions)
2024	$7,190,309	$9,007,438	$2,393,458	$2,882,707	$222.58	$200.73	$470.5	$680.9
2023	$4,179,560	$6,878,786	$2,272,719	$3,529,861	$166.58	$158.28	$576.6	$596.0
2022	$4,793,457	$4,208,898	$2,606,419	$2,377,579	$113.26	$144.86	$467.0	$536.9
2021	$5,055,625	$6,453,617	$2,449,063	$3,036,476	$120.40	$131.54	$476.0	$566.2
2020	$5,279,867	$5,680,952	$2,424,433	$2,594,569	$103.91	$99.56	$386.2	$391.6

(1)
For all fiscal years presented, the PEO was Glenn J. Williams, our Chief Executive Officer.
(2)
We did not report a change in pension value for any of the years presented; therefore, no deduction from the SCT Total was made with respect to pension plan value. In addition, all dividends are reflected in the SCT Total.
(3)
To calculate the CAP to our PEO, the amounts set forth in the table below were deducted from or added to the SCT Total as indicated. During the years presented: (a) our PEO did not participate in a pension plan; and (b) no options were granted, no awards granted in a prior fiscal year were forfeited in the covered fiscal year, no equity awards were granted and vested in the same fiscal year, and no equity awards failed to meet vesting conditions in the year.

[3] The material in this Pay Versus Performance (PVP) section shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy Statement or any portion hereof into any filing under the Securities Act or the Exchange Act, except to the extent that the Company specifically incorporates this information by reference, and shall not otherwise be deemed filed under such acts.

Reconciliation of PEO SCT Total to CAP:
Year	Summary Compensation Table (SCT) Total	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (ii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (b) + (c) + (d) + (e)	(a) + (f)
2024	$7,190,309	$(4,699,536)	$4,836,976	$1,573,673	$106,016	$1,817,129	$9,007,438
2023	$4,179,560	$(2,199,910)	$2,443,606	$1,943,968	$511,562	$2,699,226	$6,878,786
2022	$4,793,457	$(2,749,851)	$2,992,969	$(330,241)	$(497,436)	$(584,559)	$4,208,898
2021	$5,055,625	$(2,749,801)	$2,946,462	$675,179	$526,152	$1,397,992	$6,453,617
2020	$5,279,867	$(2,749,920)	$3,033,247	$128,983	$(11,225)	$401,085	$5,680,952

(i)
Column (c) and (d) amounts are based on the closing price per share of our common stock as set forth below.

December 31, 2024	$271.42
December 31, 2023	$205.76
December 31, 2022	$141.82
December 31, 2021	$153.27
December 31, 2020	$133.93

(ii)
Column (e) amounts are based on the closing price per share of our common stock on the vesting dates as set forth below. For PSUs, reflects the actual number of shares paid out upon vesting (which is between 0% and 150% of the number of PSUs granted).

March 1, 2024	$245.26
March 1, 2023	$185.24
March 1, 2022	$124.42
March 1, 2021	$146.66
March 1, 2020	$111.34

(4)
For 2024, our non-PEO NEOs consisted of Peter W. Schneider, Tracy X. Tan and Gregory C. Pitts. For 2023, our non-PEO named executive officers consisted of Peter W. Schneider, Tracy X. Tan, Alison S. Rand (our former CFO) and Gregory C. Pitts. For 2020 through 2022, our non-PEO named executive officers consisted of Peter W. Schneider, Alison S. Rand and Gregory C. Pitts. Because Ms. Tan was not an employee for all of 2023, her inclusion in the calculation of average compensation for non-PEO named executive officers lowers the value from what it would have been if she had been employed throughout 2023.
(5)
To calculate CAP to our named executive officers other than our PEO, the amounts set forth in the table below were deducted from or added to the SCT Total as indicated. During the years presented, no options were granted, no awards granted in a prior fiscal year were forfeited in the covered fiscal year, no equity awards were granted and vested in the same fiscal year, and no equity awards failed to meet vesting conditions in the year.

Reconciliation of Average Non-PEO NEOs SCT Total to CAP:
Year	Summary Compensation Table (SCT) Total	DEDUCT Aggregate Change in Actuarial Present Value of Defined Benefit and Actuarial Pension Plans (i)	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (iii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (b) + (c) + (d) + (e) + (f)	(a) + (g)
2024	$2,393,458	$-	$(1,316,529)	$1,094,365	$638,565	$72,847	$489,249	$2,882,707
2023	$2,272,719	$-	$(1,099,930)	$1,214,961	$913,298	$228,813	$1,257,142	$3,529,861
2022	$2,606,419	$-	$(1,383,178)	$1,505,467	$(140,095)	$(211,034)	$(228,840)	$2,377,579
2021	$2,449,063	$(408)	$(1,166,539)	$1,249,968	$286,393	$217,998	$587,413	$3,036,476
2020	$2,424,433	$(1,129)	$(1,166,441)	$1,286,621	$53,917	$(2,831)	$170,136	$2,594,569

(i)
Mr. Schneider, one of our non-PEO named executive officers, participated in a predecessor's pension plan during 2021 and 2020. There was no service rendered or plan amendments during the years presented and therefore no pension values are added back in the reconciliation of the SCT Total to the CAP.
(ii)
Column (d) and (e) amounts are based on the closing price per share of our common stock as set forth below.

December 31, 2024	$271.42
December 31, 2023	$205.76
December 31, 2022	$141.82
December 31, 2021	$153.27
December 31, 2020	$133.93

(iii)
Column (f) amounts are based on the closing price per share of our common stock on the vesting dates as set forth below. For PSUs, reflects the actual number of shares paid out upon vesting (which is between 0% and 150% of the number of PSUs granted).

March 1, 2024	$245.26
March 1, 2023	$185.24
March 1, 2022	$124.42
March 1, 2021	$146.66
March 1, 2020	$111.34

(6)
TSR for 2020 is for that year only, TSR for 2021 is a two-year return from January 1, 2020 through December 31, 2021, TSR for 2022 is a three-year return from January 1, 2020 through December 31, 2022, TSR for 2023 is a four-year return from January 1, 2020 through December 31, 2023 and TSR for 2024 is a five-year return from January 1, 2020 through December 31, 2024.
(7)
Represents the S&P 500 Insurance Index, as used in the Total Stockholder Return graph included under “— Compensation Disclosure and Analysis (CD&A) – Total Stockholder Return.”
(8)
In fiscal 2024, net income was reduced by a loss from discontinued operations of $249.6 million, most of which was driven by one-time charges associated with the Company's disposal of the Senior Health business. Operating results for fiscal 2023 have been restated from the 2024 Proxy Statement to exclude the results of the Senior Health business, which has been reported as a discontinued operation. Refer to the 2024 Annual Report for a definition of the Senior Health business. Operating results for fiscal 2022 and fiscal 2021 have not been restated from the 2024 Proxy Statement so they still include the results of the Senior Health business, which was acquired on July 1, 2021 and disposed of on September 30, 2024. Fiscal 2022 and fiscal 2021 values were updated from originally published amounts to reflect the application of a new accounting standard relating to the accounting for long-duration contracts, referred to as LDTI.
(9)
The Compensation Committee has selected adjusted net operating income as the most important financial measure that relates to executive pay for fiscal 2024. This measure, which is a non-GAAP financial measure, is a performance metric under the Company's short-term incentive plan. Further, it is the basis for the operating EPS growth metric under the Company's long-term incentive plan. Finally, adjusted net operating income is the numerator to the calculation of operating ROAE, which is a performance metric in both the short-term incentive plan and the long-term incentive plan. See “Reconciliation of GAAP and Non-GAAP Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of net income to adjusted net operating income.

Company Selected Measure Name	adjusted net operating income
Named Executive Officers, Footnote	For 2024, our non-PEO NEOs consisted of Peter W. Schneider, Tracy X. Tan and Gregory C. Pitts. For 2023, our non-PEO named executive officers consisted of Peter W. Schneider, Tracy X. Tan, Alison S. Rand (our former CFO) and Gregory C. Pitts. For 2020 through 2022, our non-PEO named executive officers consisted of Peter W. Schneider, Alison S. Rand and Gregory C. Pitts. Because Ms. Tan was not an employee for all of 2023, her inclusion in the calculation of average compensation for non-PEO
Peer Group Issuers, Footnote	(7) Represents the S&P 500 Insurance Index, as used in the Total Stockholder Return graph included under “— Compensation Disclosure and Analysis (CD&A) – Total Stockholder Return.”
PEO Total Compensation Amount	$ 7,190,309	$ 4,179,560	$ 4,793,457	$ 5,055,625	$ 5,279,867
PEO Actually Paid Compensation Amount	$ 9,007,438	6,878,786	4,208,898	6,453,617	5,680,952
Adjustment To PEO Compensation, Footnote

Reconciliation of PEO SCT Total to CAP:
Year	Summary Compensation Table (SCT) Total	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (ii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (b) + (c) + (d) + (e)	(a) + (f)
2024	$7,190,309	$(4,699,536)	$4,836,976	$1,573,673	$106,016	$1,817,129	$9,007,438
2023	$4,179,560	$(2,199,910)	$2,443,606	$1,943,968	$511,562	$2,699,226	$6,878,786
2022	$4,793,457	$(2,749,851)	$2,992,969	$(330,241)	$(497,436)	$(584,559)	$4,208,898
2021	$5,055,625	$(2,749,801)	$2,946,462	$675,179	$526,152	$1,397,992	$6,453,617
2020	$5,279,867	$(2,749,920)	$3,033,247	$128,983	$(11,225)	$401,085	$5,680,952

Non-PEO NEO Average Total Compensation Amount	$ 2,393,458	2,272,719	2,606,419	2,449,063	2,424,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,882,707	3,529,861	2,377,579	3,036,476	2,594,569
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Non-PEO NEOs SCT Total to CAP:
Year	Summary Compensation Table (SCT) Total	DEDUCT Aggregate Change in Actuarial Present Value of Defined Benefit and Actuarial Pension Plans (i)	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (iii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (b) + (c) + (d) + (e) + (f)	(a) + (g)
2024	$2,393,458	$-	$(1,316,529)	$1,094,365	$638,565	$72,847	$489,249	$2,882,707
2023	$2,272,719	$-	$(1,099,930)	$1,214,961	$913,298	$228,813	$1,257,142	$3,529,861
2022	$2,606,419	$-	$(1,383,178)	$1,505,467	$(140,095)	$(211,034)	$(228,840)	$2,377,579
2021	$2,449,063	$(408)	$(1,166,539)	$1,249,968	$286,393	$217,998	$587,413	$3,036,476
2020	$2,424,433	$(1,129)	$(1,166,441)	$1,286,621	$53,917	$(2,831)	$170,136	$2,594,569

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

The five items listed below represent the most important performance metrics used to determine CAP for fiscal 2024 as further described in our Compensation Committee Message beginning on page 45. All of these items are described under “— Compensation Discussion and Analysis (CD&A)”. The measures are listed below in no particular order. See “Reconciliation of GAAP and Non-GAAP Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of these performance measures to GAAP results.

•
Adjusted Operating Revenues
•
Adjusted Net Operating Income
•
ROAE
•
Size of the Life-Licensed Sales Force
•
Average ROAE
•
Average Adjusted Annual EPS Growth

Total Shareholder Return Amount	$ 222.58	166.58	113.26	120.4	103.91
Peer Group Total Shareholder Return Amount	200.73	158.28	144.86	131.54	99.56
Net Income (Loss)	$ 470,500,000	$ 576,600,000	$ 467,000,000	$ 476,000,000	$ 386,200,000
Company Selected Measure Amount	680,900,000	596,000,000	536,900,000	566,200,000	391,600,000
PEO Name	Glenn J. Williams
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Operating Income
Non-GAAP Measure Description
(9)
The Compensation Committee has selected adjusted net operating income as the most important financial measure that relates to executive pay for fiscal 2024. This measure, which is a non-GAAP financial measure, is a performance metric under the Company's short-term incentive plan. Further, it is the basis for the operating EPS growth metric under the Company's long-term incentive plan. Finally, adjusted net operating income is the numerator to the calculation of operating ROAE, which is a performance metric in both the short-term incentive plan and the long-term incentive plan. See “Reconciliation of GAAP and Non-GAAP Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of net income to adjusted net operating income.

Measure:: 3
Pay vs Performance Disclosure
Name	ROAE
Measure:: 4
Pay vs Performance Disclosure
Name	Size of the Life-Licensed Sales Force
Measure:: 5
Pay vs Performance Disclosure
Name	Average ROAE
Measure:: 6
Pay vs Performance Disclosure
Name	Average Adjusted Annual EPS Growth
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,817,129	$ 2,699,226	$ (584,559)	$ 1,397,992	$ 401,085
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,699,536)	(2,199,910)	(2,749,851)	(2,749,801)	(2,749,920)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,836,976	2,443,606	2,992,969	2,946,462	3,033,247
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,573,673	1,943,968	(330,241)	675,179	128,983
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,016	511,562	(497,436)	526,152	(11,225)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(408)	(1,129)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,249	1,257,142	(228,840)	587,413	170,136
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,316,529)	(1,099,930)	(1,383,178)	(1,166,539)	(1,166,441)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,094,365	1,214,961	1,505,467	1,249,968	1,286,621
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,565	913,298	(140,095)	286,393	53,917
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 72,847	$ 228,813	$ (211,034)	$ 217,998	$ (2,831)